Other non-current assets, net	12 Months Ended
Dec. 31, 2023
Other non-current assets, net
Other non-current assets, net

13.Other non-current assets, net

The following is a summary of other non-current assets as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	(As adjusted)
	RMB	RMB
Prepayments on long‑term assets	13,398	6,717
Deposits for rental	6,423	4,183
Other non‑current assets	19,821	10,900
Less: impairment(i)	(6,363)	(6,026)
Other non‑current assets, net	13,458	4,874
(i)	The Group recorded nil, RMB12,591 and RMB72 impairment losses for the years ended December 31, 2021, 2022 and 2023, respectively.